Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	£ 6,229	£ 4,719
Liabilities, beginning balance	(1,646)	(1,744)
Assets (liabilities), beginning balance	4,583	2,975
Income statement	(153)	(487)	£ 467
Other comprehensive income and reserves	(447)	1,904
Other movements	(98)	191
Assets, ending balance	5,103	6,229	4,719
Liabilities, ending balance	(1,218)	(1,646)	(1,744)
Assets (liabilities), ending balance	3,885	4,583	2,975
Share based payments and deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	329	327
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	329	327
Income statement	20	(2)
Other comprehensive income and reserves	(9)	(17)
Other movements	(13)	21
Assets, ending balance	327	329	327
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	327	329	327
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	21	24
Liabilities, beginning balance	(1,315)	(1,674)
Assets (liabilities), beginning balance	(1,294)	(1,650)
Income statement	(27)	(7)
Other comprehensive income and reserves	325	357
Other movements	(2)	6
Assets, ending balance	16	21	24
Liabilities, ending balance	(1,014)	(1,315)	(1,674)
Assets (liabilities), ending balance	(998)	(1,294)	(1,650)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	2,040	309
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	2,040	309
Income statement	0	0
Other comprehensive income and reserves	(982)	1,731
Other movements	0	0
Assets, ending balance	1,058	2,040	309
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	1,058	2,040	309
Fair value through other comprehensive income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	590	144
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	590	144
Income statement	(26)	(6)
Other comprehensive income and reserves	(54)	449
Other movements	0	3
Assets, ending balance	510	590	144
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	510	590	144
Fixed asset timing differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	215	678
Liabilities, beginning balance	(65)	(30)
Assets (liabilities), beginning balance	150	648
Income statement	18	(531)
Other comprehensive income and reserves	0	0
Other movements	(5)	33
Assets, ending balance	275	215	678
Liabilities, ending balance	(112)	(65)	(30)
Assets (liabilities), ending balance	163	150	648
Loan impairment allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	548	481
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	548	481
Income statement	(12)	47
Other comprehensive income and reserves	0	0
Other movements	(30)	20
Assets, ending balance	506	548	481
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	506	548	481
Own credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	0	426
Liabilities, beginning balance	(190)	0
Assets (liabilities), beginning balance	(190)	426
Income statement	0	0
Other comprehensive income and reserves	273	(616)
Other movements	2	0
Assets, ending balance	85	0	426
Liabilities, ending balance	0	(190)	0
Assets (liabilities), ending balance	85	(190)	426
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,138	1,134
Liabilities, beginning balance	(76)	(40)
Assets (liabilities), beginning balance	1,062	1,094
Income statement	(204)	(140)
Other comprehensive income and reserves	0	0
Other movements	(47)	108
Assets, ending balance	903	1,138	1,134
Liabilities, ending balance	(92)	(76)	(40)
Assets (liabilities), ending balance	811	1,062	1,094
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,348	1,196
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	1,348	1,196
Income statement	78	152
Other comprehensive income and reserves	0	0
Other movements	(3)	0
Assets, ending balance	1,423	1,348	1,196
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	£ 1,423	£ 1,348	£ 1,196